Risk management - Expected reclassification of the cumulative exchange difference from other comprehensive income to profit or loss (Details) $ in Millions	12 Months Ended
Dec. 31, 2024 COP ($)
Risk management
Before taxes	$ (2,573,660)
Taxes	996,011
After taxes	(1,577,649)
2025
Risk management
Before taxes	(853,665)
Taxes	328,723
After taxes	(524,942)
2026
Risk management
Before taxes	(841,876)
Taxes	326,614
After taxes	(515,262)
2027
Risk management
Before taxes	(147,788)
Taxes	57,336
After taxes	(90,452)
2028
Risk management
Before taxes	(146,929)
Taxes	57,003
After taxes	(89,926)
2029
Risk management
Before taxes	(145,666)
Taxes	56,513
After taxes	(89,153)
2030
Risk management
Before taxes	(144,694)
Taxes	56,135
After taxes	(88,559)
2031
Risk management
Before taxes	(143,798)
Taxes	55,788
After taxes	(88,010)
2032
Risk management
Before taxes	(140,312)
Taxes	54,435
After taxes	(85,877)
2033
Risk management
Before taxes	(8,932)
Taxes	3,464
After taxes	$ (5,468)